AVAILABLE-FOR-SALE - MARKETABLE SECURITIES (Details) (Money Market [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Money Market [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 1,136	$ 1,136
Gross unrealized gains
Fair Value	$ 1,136	$ 1,136